Asset Disposal (Details Narrative) - USD ($)	Jul. 01, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 14, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock par value				$ 0.0001
High Attendance [Member]
Restructuring Cost and Reserve [Line Items]
Cancellation of shares	81,908
Liabilities relating to purchased assets	$ 17,500
Gain (loss) from cancellation of shares	$ 0
High Attendance [Member] | Common Class A [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Cancellation of shares	81,908
Common stock par value	$ 0.0001
Common stock vesting term	24 months